FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

27.        FINANCIAL RISK MANAGEMENT

The Company’s overall financial risk management program seeks to minimize potential adverse effects of financial performance of the Company. Management has in place processes and procedures to monitor the Company’s risk exposures while balancing the costs associated with such monitoring and management against the costs of risk occurrence. The Company’s risk management policies are reviewed periodically for changes in market conditions and the Company’s operations.

The Company is exposed to financial risks arising from its operations and the use of financial instruments. The key financial risks included credit risk, liquidity risk, interest rate risk, foreign currency risk and market price risk.

Except as disclosed in (d), the Company does not hold or issue derivative financial instruments for trading purposes or to hedge against fluctuations, if any, in interest rates and foreign exchange rates.

(a)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company’s exposure to credit risk arises primarily from bank balances and trade receivables. For trade receivables, the Company adopts the policy of dealing only with customers of appropriate credit history to mitigate credit risk. For other financial assets, the Company adopts the policy of dealing only with high credit quality counterparties.

As the Company does not hold any collateral, the maximum exposure to credit risk for each class of financial assets is the carrying amount of that class of financial assets presented on the consolidated statements of financial position.

Cash and bank balances

The Company’s bank deposits are placed with reputable banks in the PRC, Hong Kong and the United States, which management believes are of high credit quality. The Company performs periodic evaluations of the relative credit standing of these financial institutions.

Trade receivables

The Company’s objective is to seek continual growth while minimizing losses incurred due to increased credit risk exposure.

The Company’s exposure to credit risks is influenced mainly by the individual characteristics of each customer. The Company typically gives the existing customers credit terms of approximately 120 days to 150 days. In deciding whether credit shall be extended, the Company will take into consideration factors such as the relationship with the customer, its payment history and credit worthiness. In relation to new customers, the sales and marketing department will prepare credit proposals for approval by the Chief Executive Officer.

The Company performs ongoing credit evaluations of its customers’ financial condition and requires no collateral from its customers. The provision for impairment loss for doubtful debts is based upon a review of the expected collectability of all trade and other receivables.

The Company’s concentration of credit risk by geographical location is wholly in the PRC as of December 31, 2020 and 2019. Further details of the Company’s concentration of credit risk are set out in Note 15.

(b)	Liquidity risk

The Company’s policy is to regularly monitor current and expected liquidity requirements and its compliance with loan covenants to ensure that it maintains a sufficient amount of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of December 31, 2020
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	6,750	—	6,750	6,750
Amounts owed to related parties	36,348	—	36,348	36,348
Lease liabilities	15,478	49,469	64,947	64,947
Interest-bearing bank borrowings	—	—	—	—
Total	58,576	49,469	108,045	108,045

	As of December 31, 2019
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	22,577	—	22,577	22,577
Amounts owed to related parties	36,217	—	36,217	36,217
Interest-bearing bank borrowings	—	—	—	—
Total	58,794	—	58,794	58,794

(c)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates.

The Company’s exposure to interest rate risk arises primarily from the Company’s interest-bearing bank deposits and borrowings.

The Company is exposed to fair value interest rate risk in relation to its fixed-rate bank borrowings. Bank borrowings subject to fixed interest rates are contractually repriced at intervals of 12 months. The Company currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated.

The Company is also exposed to cash flow interest rate risk related to bank balances and cash held at financial institutions carried at the prevailing market rates and variable-rate bank borrowings.

At December 31, 2020 and 2019, the company has paid off all its loan. Thus was no variable-rate risk.

(d)	Foreign currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. Currency risk arises when transactions are denominated in foreign currencies.

The Company is mainly exposed to foreign exchange risk arising from future commercial transactions, recognized assets and liabilities denominated in currencies other than the functional currency of the Company entities to which they relate. The Company’s operations are primarily conducted in the PRC. All the sales and purchases transactions are denominated in RMB. As such, the operations are not exposed to exchange rate fluctuation.

As of December 31, 2020 and 2019, nearly all of the Company’s monetary assets and monetary liabilities were denominated in RMB except that as of December 31, 2020 and 2019, certain bank balances (Note 17) were denominated in US dollars and HKD.

Sensitivity analysis

The Company’s foreign currency risk is mainly concentrated on the fluctuation of US$ and HK$. The following table details the Company’s sensitivity to a 4% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 4% change. On this basis, if RMB strengthens against foreign currencies by 4%, the Company’s loss before taxation for the year would decrease by the following amount, and vice versa.

	As of December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Loss before taxation	421	414	353

The sensitivity analysis has been determined assuming that the change in foreign exchange rates had occurred at the end of the reporting period and had been applied to re-measure those financial instruments held by the Company which expose the Company to foreign currency risk at the end of the reporting period. The stated changes represent management’s assessment of reasonably possible changes in foreign exchange rates over the period until the end of next annual reporting period. The analysis is performed on the same basis for 2020, 2019 and 2018.

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure at the end of the reporting period does not reflect the exposure during the year.

(e)	Fair value measurements
(i)	Financial instruments carried at fair value

Fair value hierarchy

The following table presents the fair value of the Company’s financial instruments measured at the end of the reporting period on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13 Fair value measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•

Level 3: inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs). The Company’s directors are responsible to determine the appropriate valuation techniques and inputs for fair value measurements.

There were no transfers between instrument levels during the years ended December 31, 2020 and 2019.

As of December 31, 2020 and 2019 there were no other financial instruments measured on a recurring basis.

(i)	Financial assets and liabilities measured at other than fair value

The carrying amounts of the Company’s other financial instruments carried at cost or amortized cost approximate their fair values as of December 31, 2020 and 2019.